Consolidated Statements Of Changes In Equity (USD $) In Millions, unless otherwise specified	Total		Common Shares [Member]	Additional Paid-In-Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Retained Earnings Appropriated For Investors In Consolidated Investment Products [Member]	Accumulated Other Comprehensive Income [Member]	Total Equity Attributable to Common Shareholders [Member]	Noncontrolling Interests In Consolidated Entities [Member]	As Adjusted [Member]	As Adjusted [Member] Common Shares [Member]	As Adjusted [Member] Additional Paid-In-Capital [Member]	As Adjusted [Member] Treasury Stock [Member]	As Adjusted [Member] Retained Earnings [Member]	As Adjusted [Member] Retained Earnings Appropriated For Investors In Consolidated Investment Products [Member]	As Adjusted [Member] Accumulated Other Comprehensive Income [Member]	As Adjusted [Member] Total Equity Attributable to Common Shareholders [Member]	As Adjusted [Member] Noncontrolling Interests In Consolidated Entities [Member]
Beginning balance, value at Dec. 31, 2008
Adoption of guidance now encompassed in ASC Topic 810	$ 274.3		$ 0	$ 0	$ 0	$ 5.2	$ 274.3	$ (5.2)	$ 274.3	$ 0
Ending Balance, value at Dec. 31, 2009	7,620.8		91.9	5,688.4	(892.4)	1,631.4	0	393.6	6,912.9	707.9	7,895.1	91.9	5,688.4	(892.4)	1,636.6	274.3	388.4	7,187.2	707.9
Net income	636.8					465.7			465.7	171.1
Other comprehensive income:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	77.3	[1]								(5.3)
Change in accumulated OCI related to employee benefit plans	18.7
Change in accumulated OCI of equity method investments	(2.9)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	9.9
Tax impacts of changes in accumulated other comprehensive income balances	7.0
Total comprehensive income/(loss)	738.6								572.8	165.8
Net income reclassified to appropriated retained earnings							77.1		77.1	(77.1)
Currency translation differences on investments in overseas subsidiaries reclassified to appropriated retained earnings							(5.3)		(5.3)	5.3
Business Combinations	1,082.2		6.2	563.0			149.4		718.6	363.6
Dividends	(197.9)					(197.9)			(197.9)
Employee share plans:
Share-based compensation	117.8			117.8					117.8
Vested shares				(94.5)	94.5
Exercise of options	19.6			(26.9)	46.5				19.6
Tax impact of share-based payment	14.8			14.8					14.8
Purchase of shares	(240.1)				(240.1)				(240.1)
Other Comprehensive Income (Loss), Net of Tax	101.8							107.1	107.1	(5.3)
Change in Noncontrolling Interests in Consolidated Entities, Net	(69.2)									(69.2)
Ending Balance, value at Dec. 31, 2010	9,360.9		98.1	6,262.6	(991.5)	1,904.4	495.5	495.5	8,264.6	1,096.3
Net income	622.0		0	0	0	729.7	0	0	729.7	(107.7)
Other comprehensive income:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(48.8)	[1]								23.1
Change in accumulated OCI related to employee benefit plans	(42.4)
Change in accumulated OCI of equity method investments	7.2
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	(12.3)
Tax impacts of changes in accumulated other comprehensive income balances	(11.6)
Total comprehensive income/(loss)	522.9								607.5	(84.6)
Net income reclassified to appropriated retained earnings							(169.9)		(169.9)	169.9
Currency translation differences on investments in overseas subsidiaries reclassified to appropriated retained earnings							8.7		8.7	(8.7)
Dividends	(220.9)					(220.9)			(220.9)
Employee share plans:
Share-based compensation	115.1			115.1					115.1
Vested shares				(202.7)	202.7
Exercise of options	12.4			(9.1)	21.5				12.4
Tax impact of share-based payment	14.7			14.7					14.7
Purchase of shares	(513.1)				(513.1)				(513.1)
Other Comprehensive Income (Loss), Net of Tax	(99.1)							(122.2)	(122.2)	23.1
Change in Noncontrolling Interests in Consolidated Entities, Net	(154.4)									(154.4)
Ending Balance, value at Dec. 31, 2011	9,137.6		98.1	6,180.6	(1,280.4)	2,413.2	334.3	373.3	8,119.1	1,018.5
Net income	587.3		0	0	0	677.1	0	0	677.1	(89.8)
Other comprehensive income:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	145.0	[1]								(0.9)
Change in accumulated OCI related to employee benefit plans	(4.4)
Change in accumulated OCI of equity method investments	(6.4)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	10.1
Tax impacts of changes in accumulated other comprehensive income balances	0.8
Total comprehensive income/(loss)	743.6								834.3	(90.7)
Net income reclassified to appropriated retained earnings							(82.3)		(82.3)	82.3
Currency translation differences on investments in overseas subsidiaries reclassified to appropriated retained earnings							(6.3)		(6.3)	6.3
Change in noncontrolling interests in consolidated entities, net	(116.9)						(116.9)		(116.9)
Dividends	(289.0)					(289.0)			(289.0)
Employee share plans:
Share-based compensation	136.4			136.4					136.4
Vested shares				(165.6)	165.6
Exercise of options	23.0			(23.1)	46.1				23.0
Tax impact of share-based payment	12.7			12.7					12.7
Purchase of shares	(314.2)				(314.2)				(314.2)
Other Comprehensive Income (Loss), Net of Tax	156.3							157.2	157.2	(0.9)
Change in Noncontrolling Interests in Consolidated Entities, Net	(284.2)									(284.2)
Ending Balance, value at Dec. 31, 2012	$ 9,049.0		$ 98.1	$ 6,141.0	$ (1,382.9)	$ 2,801.3	$ 128.8	$ 530.5	$ 8,316.8	$ 732.2

[1]	Included in this amount are net losses of $0.9 million for the year ended December 31, 2012 related to foreign currency translation adjustments attributable to consolidated investment products (year ended December 31, 2011: net gains of $23.1 million; December 31, 2010: net losses of $5.3 million). Of this amount, gross losses of $6.3 million are reclassified from accumulated other comprehensive income into retained earnings appropriated for investors in consolidated investment products (year ended December 31, 2011: gains of $8.7 million; December 31, 2010: losses of $5.3 million).